SCHEDULE OF INVESTMENTS
Thornburg Multi Sector Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Asset Backed Securities — 11.5%
	Auto Receivables — 5.5%
[a]	ACM Auto Trust, Series 2024-1A Class B, 11.40% due 1/21/2031	$ 98,413	$ 100,290
	Carvana Auto Receivables Trust,
	Series 2022-P3 Class A3, 4.61% due 11/10/2027	221,295	221,131
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	150,000	151,393
[a]	DT Auto Owner Trust, Series 2023-2A Class C, 5.79% due 2/15/2029	200,000	201,389
	GLS Auto Receivables Issuer Trust,
[a]	Series 2022-1A Class D, 3.97% due 1/18/2028	170,000	168,857
[a]	Series 2022-2A Class D, 6.15% due 4/17/2028	120,000	121,024
	GM Financial Consumer Automobile Receivables Trust, Series 2022-1 Class A3, 1.26% due 11/16/2026	73,415	73,224
[a]	Hertz Vehicle Financing III LLC, Series 2022-1A Class A, 1.99% due 6/25/2026	49,167	49,077
[a]	LAD Auto Receivables Trust, Series 2022-1A Class A, 5.21% due 6/15/2027	158,528	158,608
	Lendbuzz Securitization Trust,
[a]	Series 2023-2A Class A2, 7.09% due 10/16/2028	173,256	175,209
[a]	Series 2024-1A Class A2, 6.19% due 8/15/2029	221,757	223,506
[a]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	200,000	201,258
[a]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	200,000	200,054
[a]	Westlake Automobile Receivables Trust, Series 2022-2A Class D, 5.48% due 9/15/2027	250,000	250,446
			2,295,466
	Other Asset Backed — 4.4%
[a]	Affirm Asset Securitization Trust, Series 2023-X1 Class D, 9.55% due 11/15/2028	100,000	100,388
[a]	Auxilior Term Funding LLC, Series 2024-1A Class A2, 5.84% due 3/15/2027	112,003	112,603
[a]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	147,219	119,341
[a]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	268,309	247,303
[a]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	237,094	190,580
[a]	Mosaic Solar Loan Trust, Series 2018-1A Class A, 4.01% due 6/22/2043	221,137	208,701
[a]	NetCredit Combined Receivables A LLC, Series 2025-A Class A, 7.29% due 10/20/2031	100,000	100,751
[a]	Pagaya AI Debt Trust, Series 2023-7 Class B, 7.549% due 7/15/2031	35,264	35,289
[a]	Prosper Marketplace Issuance Trust, Series 2023-1A Class B, 7.48% due 7/16/2029	54,741	54,833
[a]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	74,246	73,606
[a]	Upstart Securitization Trust, Series 2023-1 Class B, 8.35% due 2/20/2033	157,683	158,159
	Verizon Master Trust, Series 2022-6 Class A, 3.67% due 1/22/2029	404,000	403,481
			1,805,035
	Student Loan — 1.6%
[a]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	198,383	186,405
[a]	Navient Private Education Refi Loan Trust, Series 2020-HA Class A, 1.31% due 1/15/2069	38,157	35,846
[b]	SLM Student Loan Trust, Series 2012-1 Class A3, 5.387% (SOFR30A + 1.06%) due 9/25/2028	110,726	107,509
	SMB Private Education Loan Trust,
[a,b]	Series 2017-A Class A2B, 5.343% (TSFR1M + 1.01%) due 9/15/2034	56,886	56,870
[a,b]	Series 2017-B Class A2B, 5.193% (TSFR1M + 0.86%) due 10/15/2035	271,818	271,268
			657,898
	Total Asset Backed Securities (Cost $4,756,165)		4,758,399
	Corporate Bonds — 43.9%
	Automobiles & Components — 0.7%
	Automobiles — 0.7%
[b]	American Honda Finance Corp., 4.971% (SOFR + 0.62%) due 12/11/2026	144,000	143,829
[a]	Harley-Davidson Financial Services, Inc., 3.05% due 2/14/2027	50,000	47,927
	Hyundai Capital America,
[a]	5.15% due 3/27/2030	71,000	71,035
[a]	5.45% due 6/24/2026	50,000	50,271
			313,062
	Banks — 0.7%
	Banks — 0.7%
[b,c]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	110,000	105,895
[b]	Santander Holdings USA, Inc., 6.124% (SOFR + 1.23%) due 5/31/2027	50,000	50,444
[b]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	141,000	142,721
			299,060

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Capital Goods — 1.3%
	Aerospace & Defense — 0.3%
[a]	BWX Technologies, Inc., 4.125% due 6/30/2028	$ 70,000	$ 68,171
[a]	TransDigm, Inc., 6.75% due 8/15/2028	65,000	66,073
	Machinery — 0.7%
[a,d]	ATS Corp., 4.125% due 12/15/2028	65,000	61,181
[a]	Esab Corp., 6.25% due 4/15/2029	50,000	50,887
[b]	John Deere Capital Corp., 4.947% (SOFR + 0.60%) due 6/11/2027	71,000	71,043
	Regal Rexnord Corp., 6.05% due 2/15/2026	88,000	88,500
	Trading Companies & Distributors — 0.3%
	LKQ Corp., 6.25% due 6/15/2033	50,000	52,085
[a]	Windsor Holdings III LLC, 8.50% due 6/15/2030	77,000	81,691
			539,631
	Commercial & Professional Services — 2.2%
	Commercial Services & Supplies — 1.8%
[a]	ACCO Brands Corp., 4.25% due 3/15/2029	75,000	66,159
[a]	Clean Harbors, Inc., 5.125% due 7/15/2029	117,000	114,593
	CoreCivic, Inc., 8.25% due 4/15/2029	45,000	47,561
[a,d]	Element Fleet Management Corp., 6.271% due 6/26/2026	142,000	144,055
	Equifax, Inc., 5.10% due 6/1/2028	155,000	156,893
	GEO Group, Inc., 8.625% due 4/15/2029	65,000	68,719
[a]	UL Solutions, Inc., 6.50% due 10/20/2028	50,000	52,230
[a]	VT Topco, Inc., 8.50% due 8/15/2030	88,000	93,424
	Professional Services — 0.4%
[a]	Gartner, Inc., 3.625% due 6/15/2029	76,000	72,119
[a]	Korn Ferry, 4.625% due 12/15/2027	65,000	64,154
	Verisk Analytics, Inc., 5.75% due 4/1/2033	50,000	52,014
			931,921
	Consumer Discretionary Distribution & Retail — 0.1%
	Specialty Retail — 0.1%
	Genuine Parts Co., 4.95% due 8/15/2029	50,000	50,458
			50,458
	Consumer Durables & Apparel — 0.4%
	Household Durables — 0.1%
[a]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	55,000	45,627
	Textiles, Apparel & Luxury Goods — 0.3%
[a]	Champ Acquisition Corp., 8.375% due 12/1/2031	100,000	105,464
			151,091
	Consumer Services — 0.4%
	Diversified Consumer Services — 0.1%
	Service Corp. International, 5.75% due 10/15/2032	70,000	69,563
	Hotels, Restaurants & Leisure — 0.3%
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	120,000	112,556
			182,119
	Consumer Staples Distribution & Retail — 1.0%
	Consumer Staples Distribution & Retail — 1.0%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[a]	5.875% due 2/15/2028	136,000	135,874
[a]	6.25% due 3/15/2033	65,000	65,993
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	80,000	83,420
	U.S. Foods, Inc.,
[a]	4.75% due 2/15/2029	105,000	102,717
[a]	5.75% due 4/15/2033	12,000	11,810
			399,814
	Energy — 3.7%
	Oil, Gas & Consumable Fuels — 3.7%
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	156,000	152,950
[a]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	68,000	70,527

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Ecopetrol SA, 7.75% due 2/1/2032	$ 120,000	$ 116,377
[d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	125,000	127,439
[b,c]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	200,000	199,652
[a]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	50,000	48,609
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	50,000	50,452
	MPLX LP, 4.95% due 9/1/2032	50,000	48,661
	NuStar Logistics LP, 6.00% due 6/1/2026	150,000	150,577
[a,d]	Parkland Corp., 5.875% due 7/15/2027	150,000	149,928
[d]	Petroleos Mexicanos, 5.95% due 1/28/2031	160,000	138,650
[a]	Sunoco LP, 7.00% due 5/1/2029	111,000	114,667
[a]	Whistler Pipeline LLC, 5.40% due 9/30/2029	155,000	155,611
			1,524,100
	Equity Real Estate Investment Trusts (REITs) — 1.3%
	Diversified REITs — 1.3%
	American Tower Corp.,
	4.90% due 3/15/2030	30,000	30,166
	5.80% due 11/15/2028	50,000	51,894
[a]	American Tower Trust #1, 3.652% due 3/15/2048	80,000	77,753
	Crown Castle, Inc., 5.00% due 1/11/2028	50,000	50,294
	Digital Realty Trust LP, 4.45% due 7/15/2028	50,000	49,813
	Extra Space Storage LP, 5.70% due 4/1/2028	155,000	159,408
[a]	Iron Mountain, Inc., 7.00% due 2/15/2029	65,000	67,147
	Realty Income Corp., 4.70% due 12/15/2028	50,000	50,359
			536,834
	Financial Services — 4.8%
	Capital Markets — 2.5%
	Ares Capital Corp., 3.25% due 7/15/2025	50,000	49,889
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	50,000	52,061
[a]	Blue Owl Technology Finance Corp., 6.10% due 3/15/2028	50,000	49,598
[d]	Brookfield Asset Management Ltd., 5.795% due 4/24/2035	89,000	90,161
[a]	GTP Acquisition Partners I LLC, Series 2015-2 Class A, 3.482% due 6/15/2050	175,000	174,559
	Hercules Capital, Inc., 3.375% due 1/20/2027	155,000	149,480
[a]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	60,000	61,431
[a]	LPL Holdings, Inc., 4.625% due 11/15/2027	100,000	99,221
	Main Street Capital Corp., 6.50% due 6/4/2027	156,000	158,942
	Nasdaq, Inc., 5.55% due 2/15/2034	155,000	158,757
	Consumer Finance — 0.4%
	FirstCash, Inc.,
[a]	5.625% due 1/1/2030	65,000	64,567
[a]	6.875% due 3/1/2032	73,000	74,841
	Financial Services — 1.5%
[b]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	50,000	50,304
	Citigroup, Inc.,
[b]	1.462% (SOFR + 0.77%) due 6/9/2027	50,000	48,353
[b]	4.643% (SOFR + 1.14%) due 5/7/2028	199,000	198,676
[b]	4.786% (SOFR + 0.87%) due 3/4/2029	60,000	60,077
	Goldman Sachs Group, Inc.,
[b]	4.937% (SOFR + 1.32%) due 4/23/2028	56,000	56,248
[b]	5.167% (SOFR + 0.82%) due 9/10/2027	50,000	49,933
[b]	JPMorgan Chase & Co., 5.113% (SOFR + 0.77%) due 9/22/2027	71,000	71,170
[a]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	100,000	99,882
	Mortgage Real Estate Investment Trusts — 0.4%
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	156,000	159,700
			1,977,850
	Food, Beverage & Tobacco — 2.5%
	Beverages — 0.9%
[d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	165,000	158,464
	Constellation Brands, Inc., 5.00% due 2/2/2026	163,000	163,008
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	20,000	19,933
	4.60% due 5/15/2030	43,000	42,798

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Food Products — 1.0%
[a]	Darling Ingredients, Inc., 5.25% due 4/15/2027	$ 114,000	$ 113,146
	Flowers Foods, Inc., 5.75% due 3/15/2035	170,000	171,377
	Post Holdings, Inc.,
[a]	5.50% due 12/15/2029	55,000	54,306
[a]	6.375% due 3/1/2033	61,000	60,630
	Tobacco — 0.6%
	Altria Group, Inc., 2.45% due 2/4/2032	110,000	93,269
	BAT Capital Corp., 5.35% due 8/15/2032	150,000	151,482
			1,028,413
	Health Care Equipment & Services — 2.5%
	Health Care Equipment & Supplies — 0.6%
	Hologic, Inc.,
[a]	3.25% due 2/15/2029	121,000	115,684
[a]	4.625% due 2/1/2028	89,000	87,918
[a]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	65,000	66,160
	Health Care Providers & Services — 1.9%
	Centene Corp., 4.625% due 12/15/2029	100,000	96,301
	Charles River Laboratories International, Inc.,
[a]	3.75% due 3/15/2029	22,000	20,387
[a]	4.25% due 5/1/2028	125,000	120,120
[a]	Highmark, Inc., 1.45% due 5/10/2026	50,000	48,436
[a]	IQVIA, Inc., 5.00% due 5/15/2027	200,000	198,574
	Laboratory Corp. of America Holdings, 4.55% due 4/1/2032	185,000	180,828
	Tenet Healthcare Corp., 6.125% due 6/15/2030	65,000	65,709
	Universal Health Services, Inc., 4.625% due 10/15/2029	50,000	48,995
			1,049,112
	Household & Personal Products — 0.9%
	Household Products — 0.7%
[a]	Energizer Holdings, Inc., 4.75% due 6/15/2028	83,000	80,055
[a]	Prestige Brands, Inc., 3.75% due 4/1/2031	123,000	111,753
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	72,000	64,856
	5.25% due 12/15/2026	45,000	44,923
	Personal Care Products — 0.2%
[a]	Edgewell Personal Care Co., 5.50% due 6/1/2028	65,000	63,908
			365,495
	Insurance — 4.2%
	Insurance — 4.2%
	American National Global Funding,
[a,e]	5.25% due 6/3/2030	50,000	49,918
[a]	5.55% due 1/28/2030	88,000	89,266
	Aon North America, Inc., 5.45% due 3/1/2034	50,000	50,583
[a]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	60,000	54,875
	CNO Financial Group, Inc., 6.45% due 6/15/2034	156,000	160,653
[a]	CNO Global Funding, 4.95% due 9/9/2029	50,000	49,929
[a]	Corebridge Global Funding, 5.75% due 7/2/2026	65,000	65,796
[a,d]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	100,000	98,948
[d]	Enstar Group Ltd., 3.10% due 9/1/2031	50,000	43,638
	Equitable Financial Life Global Funding,
[a]	1.40% due 8/27/2027	50,000	46,607
[a]	5.00% due 3/27/2030	78,000	78,471
	F&G Annuities & Life, Inc., 7.40% due 1/13/2028	50,000	52,011
[d]	Fairfax Financial Holdings Ltd., 4.625% due 4/29/2030	156,000	153,732
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	50,000	42,854
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	90,000	91,185
[a]	New York Life Global Funding, 4.55% due 1/28/2033	50,000	48,384
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	155,000	160,138
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	51,000	51,125
[d]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	156,000	158,239
	Stewart Information Services Corp., 3.60% due 11/15/2031	162,000	143,538
	Willis North America, Inc., 5.35% due 5/15/2033	50,000	50,318

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			1,740,208
	Materials — 2.5%
	Chemicals — 0.3%
[a,d]	NOVA Chemicals Corp., 5.25% due 6/1/2027	$ 65,000	$ 64,824
[a,d]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	65,000	59,506
	Containers & Packaging — 2.1%
[a]	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	149,000	147,462
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	50,000	50,928
	Ball Corp.,
	4.875% due 3/15/2026	63,000	62,967
	6.00% due 6/15/2029	79,000	80,571
[a]	Graphic Packaging International LLC, 3.50% due 3/1/2029	86,000	79,668
[a]	Matthews International Corp., 8.625% due 10/1/2027	55,000	57,165
	Sealed Air Corp.,
[a]	5.00% due 4/15/2029	136,000	133,770
[a]	6.50% due 7/15/2032	66,000	67,687
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	177,000	171,320
	Metals & Mining — 0.1%
[a]	Novelis Corp., 3.875% due 8/15/2031	60,000	53,389
			1,029,257
	Media & Entertainment — 0.5%
	Media — 0.5%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	70,000	64,081
[a]	News Corp., 3.875% due 5/15/2029	50,000	47,434
[a]	Sirius XM Radio LLC, 5.00% due 8/1/2027	116,000	114,842
			226,357
	Pharmaceuticals, Biotechnology & Life Sciences — 0.5%
	Biotechnology — 0.4%
	Illumina, Inc., 4.65% due 9/9/2026	156,000	155,841
	Pharmaceuticals — 0.1%
	Viatris, Inc., 2.30% due 6/22/2027	50,000	47,348
			203,189
	Real Estate Management & Development — 0.2%
	Real Estate Management & Development — 0.2%
[a]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	70,000	70,338
			70,338
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Micron Technology, Inc.,
	5.65% due 11/1/2032	49,000	49,757
	6.75% due 11/1/2029	50,000	53,456
[a]	Qorvo, Inc., 3.375% due 4/1/2031	50,000	44,005
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	50,000	48,410
			195,628
	Software & Services — 3.6%
	Information Technology Services — 1.4%
[a]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	103,000	98,621
	Global Payments, Inc., 5.30% due 8/15/2029	156,000	157,295
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	138,000	140,670
[a]	Science Applications International Corp., 4.875% due 4/1/2028	206,000	201,361
	Internet Software & Services — 0.3%
[a]	Cogent Communications Group LLC, 7.00% due 6/15/2027	55,000	55,303
	VeriSign, Inc., 5.25% due 6/1/2032	82,000	82,551
	Software — 1.9%
[a,d]	Constellation Software, Inc., 5.158% due 2/16/2029	50,000	50,607
	Fair Isaac Corp.,
[a]	4.00% due 6/15/2028	150,000	144,613
[a]	5.25% due 5/15/2026	68,000	67,854
[a]	MSCI, Inc., 4.00% due 11/15/2029	100,000	95,613

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Open Text Corp.,
[a,d]	3.875% due 2/15/2028	$ 70,000	$ 67,046
[a,d]	6.90% due 12/1/2027	50,000	51,526
	Oracle Corp.,
[b]	5.105% (SOFR + 0.76%) due 8/3/2028	71,000	71,216
	5.25% due 2/3/2032	35,000	35,521
	Paychex, Inc., 5.60% due 4/15/2035	88,000	89,488
	SS&C Technologies, Inc.,
[a]	5.50% due 9/30/2027	30,000	29,949
[a]	6.50% due 6/1/2032	65,000	66,698
			1,505,932
	Technology Hardware & Equipment — 2.3%
	Electrical Equipment — 0.2%
[a]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	88,000	88,111
	Electronic Equipment, Instruments & Components — 1.5%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	148,000	145,614
[d]	Flex Ltd., 6.00% due 1/15/2028	141,000	144,722
	Keysight Technologies, Inc., 5.35% due 7/30/2030	87,000	88,811
[a]	WESCO Distribution, Inc., 6.375% due 3/15/2029	112,000	114,355
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	113,000	114,815
	Technology Hardware, Storage & Peripherals — 0.6%
	HP, Inc., 2.20% due 6/17/2025	110,000	109,861
	NetApp, Inc., 5.50% due 3/17/2032	144,000	145,894
			952,183
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
	T-Mobile USA, Inc., 5.125% due 5/15/2032	149,000	150,331
			150,331
	Transportation — 0.1%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.65% due 3/1/2028	50,000	51,359
			51,359
	Utilities — 6.7%
	Electric Utilities — 6.0%
[a]	Alliant Energy Finance LLC, 5.95% due 3/30/2029	50,000	51,839
	Ameren Corp., 5.375% due 3/15/2035	83,000	82,180
	American Electric Power Co., Inc., 5.699% due 8/15/2025	50,000	50,054
	Arizona Public Service Co., 5.70% due 8/15/2034	155,000	157,190
	Black Hills Corp., 2.50% due 6/15/2030	55,000	48,924
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	20,000	20,051
	5.00% due 6/15/2030	88,000	88,880
	DTE Energy Co.,
	4.875% due 6/1/2028	50,000	50,429
	5.20% due 4/1/2030	100,000	101,755
[a,d]	Electricite de France SA, 5.75% due 1/13/2035	102,000	103,143
[b,d]	Emera, Inc., Series 16-A, 6.75% (LIBOR 3 Month + 5.44%) due 6/15/2076	125,000	125,876
	Entergy Arkansas LLC, 5.45% due 6/1/2034	187,000	189,459
	Evergy Kansas Central, Inc., 5.25% due 3/15/2035	88,000	87,498
	Eversource Energy, 5.45% due 3/1/2028	50,000	51,095
	Exelon Corp., 5.125% due 3/15/2031	155,000	157,041
[a]	ITC Holdings Corp., 5.65% due 5/9/2034	50,000	50,323
[a]	Monongahela Power Co., 3.55% due 5/15/2027	53,000	51,911
	NextEra Energy Capital Holdings, Inc., 5.749% due 9/1/2025	50,000	50,114
[a]	NorthWestern Corp., 5.073% due 3/21/2030	155,000	156,483
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	156,000	154,337
[a]	PSEG Power LLC, 5.20% due 5/15/2030	104,000	104,984
	Public Service Electric & Gas Co., 5.20% due 8/1/2033	73,000	73,768
	Puget Energy, Inc., 4.10% due 6/15/2030	156,000	148,510
	Southern Co.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	3.25% due 7/1/2026	$ 50,000	$ 49,389
[b]	Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	90,000	89,107
	Union Electric Co., 2.95% due 3/15/2030	50,000	46,681
	Xcel Energy, Inc., 5.45% due 8/15/2033	156,000	156,281
	Gas Utilities — 0.7%
[a,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	71,000	68,373
[a]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	52,000	51,280
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	50,000	50,360
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	50,000	49,900
	Southwest Gas Corp., 5.80% due 12/1/2027	50,000	51,212
			2,768,427
	Total Corporate Bonds (Cost $18,218,367)		18,242,169
	Other Government — 1.6%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	325,000	193,324
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	495,000	81,757
	Dominican Republic Central Bank Notes (DOP), 12.00% due 10/3/2025	5,500,000	92,596
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	129,000	72,514
	U.K. Gilts (GBP), 3.25% due 1/31/2033	190,000	236,735
	Total Other Government (Cost $641,185)		676,926
	U.S. Treasury Securities — 16.0%
	U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/2053	215,154	167,778
	U.S. Treasury Inflation-Indexed Notes,
	1.625%, 10/15/2027	712,463	720,785
	1.75%, 1/15/2034	254,871	250,580
	U.S. Treasury Notes,
	1.125%, 8/31/2028	700,000	641,539
	4.125%, 1/31/2027	200,000	200,484
	4.25%, 11/15/2034	1,716,000	1,699,912
	4.625%, 2/15/2035 - 11/15/2044	2,692,000	2,609,799
	U.S. Treasury Strip Coupon,
	6.264%, 11/15/2036	260,000	152,036
	6.39%, 5/15/2037	325,000	184,371
	Total U.S. Treasury Securities (Cost $6,699,090)		6,627,284
	Mortgage Backed — 25.1%
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-B Class A1, 1.698% due 5/25/2059	305,928	285,625
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-5 Class M1, 2.97% due 5/25/2065	220,000	197,933
[a,b]	Series 2022-1 Class A1, 2.881% due 12/25/2066	164,944	151,082
[a,b]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	23,952	23,006
[a,b]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 5.757% due 1/25/2063	172,693	172,172
[a,b,e]	BX Trust, CMBS, Series 2025-LIFE Class A, 5.884% due 6/13/2047	100,000	100,730
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	150,000	156,070
[a,b]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2022-NQM5 Class A1, 5.169% due 5/25/2067	286,851	285,755
[b]	Federal Home Loan Mtg Corp., Pool 841733, 2.093% (2.19% - SOFR30A) due 6/1/2052	85,617	79,436
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	180,000	181,969
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2024-1 Class MT, 3.00% due 11/25/2063	93,465	75,860
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RQ0014, 6.00% due 6/1/2055	667,000	673,704
	Pool SD2278, 3.00% due 8/1/2052	744,378	634,423
	Pool SD2601, 2.50% due 2/1/2053	544,628	444,989
	Pool SD8218, 2.00% due 6/1/2052	150,880	117,393
	Federal National Mtg Assoc.,
[b]	Pool BM7605, 1.984% (2.28% - SOFR30A) due 7/1/2052	119,898	111,249
	Pool BS3483, 2.26% due 10/1/2041	160,000	107,912
	Federal National Mtg Assoc., UMBS Collateral,
	Pool CB4555, 4.50% due 9/1/2052	141,919	134,327
	Pool FA1110, 4.50% due 9/1/2054	541,880	513,004
	Pool FS4713, 2.50% due 5/1/2053	763,070	623,468
	Pool FS6122, 3.00% due 9/1/2053	763,687	650,342

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	May 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool FS9660, 5.50% due 10/1/2054	$ 317,723	$ 315,121
	Pool FS9716, 2.00% due 8/1/2042	369,463	312,352
	Pool MA5611, 4.00% due 2/1/2055	142,595	130,707
[e]	Government National Mtg Assoc., UMBS Collateral, Pool MA7706, 3.00% due 11/20/2051	250,182	218,217
[a,b]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2019-PJ2 Class B4, 4.372% due 11/25/2049	92,769	84,216
[a,b]	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	396,266	383,232
[a,b]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.182% due 1/25/2068	111,451	111,479
[a,b]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	85,000	77,413
[a,b]	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2025-BHR5 Class A, 6.022% (TSFR1M + 1.69%) due 3/15/2040	100,000	99,737
[a,b]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-INV3 Class A1, 6.00% due 10/25/2057	233,814	233,292
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-1A Class A1, 4.00% due 2/25/2057	195,911	189,286
[a,b]	Series 2021-INV1 Class B5, 3.244% due 6/25/2051	90,906	71,878
[a,b]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2021-SP1 Class A1, 4.67% due 8/25/2061	194,814	193,855
[a]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	286,000	257,173
	PRKCM Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	159,540	133,794
[a,b]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	180,724	182,738
[a,b]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 5.993% due 4/25/2030	103,311	103,684
[a]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	100,000	100,751
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2D, 2.00% due 7/25/2030	65,000	56,536
[a,b]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.594% (TSFR1M + 1.26%) due 5/15/2038	80,000	79,204
[a,b]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.917% (TSFR1M + 2.59%) due 4/15/2042	99,825	100,492
[a]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	150,000	129,482
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-6 Class A1, 2.75% due 10/25/2057	178,753	174,786
[a,b]	Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	90,296
[a,b]	Series 2020-2 Class A1A, 1.636% due 4/25/2060	211,899	191,072
[a,b]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	94,901	84,423
	UWM Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-INV1 Class A15, 2.50% due 8/25/2051	279,788	219,951
[a,b]	Series 2021-INV5 Class A14, 3.00% due 1/25/2052	168,954	139,033
	Wells Fargo Commercial Mortgage Trust, CMBS, Series 2017-C40 Class A2, 2.495% due 10/15/2050	95,741	90,950
[a,b]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B3, 3.783% due 1/20/2046	142,305	133,645
	Total Mortgage Backed (Cost $10,455,560)		10,409,244
	Short-Term Investments — 2.4%
[f]	Thornburg Capital Management Fund	98,579	985,789
	Total Short-Term Investments (Cost $985,789)		985,789
	Total Investments — 100.5% (Cost $41,756,156)		$41,699,811
	Liabilities Net of Other Assets — (0.5)%		(190,621)
	Net Assets — 100.0%		$41,509,190

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $17,345,311, representing 41.79% of the Fund’s net assets.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on May 31, 2025.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	When-issued security.
f	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	May 31, 2025 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
GBP	Denominated in Pound Sterling
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
NZD	Dominated in New Zealand Dollar
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Multi Sector Bond ETF	May 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Multi Sector Bond ETF (the “Fund”) is a series of Thornburg ETF Trust (the “Trust”).  The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Fund is non-diversified within the meaning of the 1940 Act. The shares of the Fund are bought and sold through exchange trading at market prices (not net asset value ("NAV")), and are not individually redeemable with the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. The Fund commenced operations on February 4, 2025. The Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.
Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Multi Sector Bond ETF	May 31, 2025 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 8/31/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 5/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$-	$17,248,670	$(16,262,881)	$-	$-	$985,789	$18,685